PREPAYMENTS AND OTHER ASSETS - Summary of prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party payment service providers	$ 504	$ 539
Utility deposits	915	3,883
Other deposits	391	490
Receivables from disposal of mining pool business	1,000
Receivables from long-term investments	559
Deferred expense	670	430
Loans to the third parties	2,358	895
Derivative assets	$ 859	$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepayments and other current assets	Prepayments and other current assets
Others	$ 290	$ 347
Less: allowance for credit losses	(1,635)	(1,678)
Prepayments and other current assets	$ 5,911	$ 6,298